Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
C000015968
Account Value [Line Items]
Line Graph and Table Measure Name	Defensive Strategy Fund, Class F Shares
Account Value	$ 126,525	$ 119,751	$ 113,906	$ 114,594	$ 114,130	$ 107,681	$ 106,860	$ 104,003	$ 102,518	$ 100,075	$ 100,000
C000015969
Account Value [Line Items]
Line Graph and Table Measure Name	Defensive Strategy Fund, Class I Shares
Account Value	$ 123,243	117,049	111,491	112,475	112,376	106,174	105,617	103,103	101,898	99,814	100,000
C000015961
Account Value [Line Items]
Line Graph and Table Measure Name	Defensive Strategy Allocation Fund, Class F Shares
Account Value	$ 125,381	119,547	112,800	112,219	112,019	106,804	127,177	116,443	111,938	99,809	100,000
C000015964
Account Value [Line Items]
Line Graph and Table Measure Name	Conservative Strategy Fund, Class F Shares
Account Value	$ 135,457	127,439	119,867	122,468	120,593	108,924	110,783	107,513	104,535	100,301	100,000
C000093799
Account Value [Line Items]
Line Graph and Table Measure Name	Conservative Strategy Fund, Class D Shares
Account Value	$ 188,099	178,482	168,961	173,860	172,751	157,181	161,092	157,499	154,458	149,164	150,000
C000015965
Account Value [Line Items]
Line Graph and Table Measure Name	Conservative Strategy Fund, Class I Shares
Account Value	$ 132,051	124,605	117,433	120,293	118,695	107,558	109,636	106,621	104,027	99,942	100,000
C000015959
Account Value [Line Items]
Line Graph and Table Measure Name	Conservative Strategy Allocation Fund, Class F Shares
Account Value	$ 173,446	159,307	143,681	152,503	140,042	110,664	127,872	116,482	112,028	100,409	100,000
C000015956
Account Value [Line Items]
Line Graph and Table Measure Name	Moderate Strategy Fund, Class F Shares
Account Value	$ 145,226	136,243	127,235	133,403	129,136	111,019	114,985	110,860	106,211	99,561	100,000
C000093798
Account Value [Line Items]
Line Graph and Table Measure Name	Moderate Strategy Fund, Class D Shares
Account Value	$ 202,307	191,231	179,747	189,981	185,141	160,429	167,283	162,623	156,843	148,221	150,000
C000015957
Account Value [Line Items]
Line Graph and Table Measure Name	Moderate Strategy Fund, Class I Shares
Account Value	$ 141,644	133,169	124,636	131,051	127,105	109,663	113,757	110,072	105,585	99,312	100,000
C000015963
Account Value [Line Items]
Line Graph and Table Measure Name	Moderate Strategy Allocation Fund, Class F Shares
Account Value	$ 189,512	174,526	155,001	160,962	147,756	111,724	129,376	120,554	111,762	99,478	100,000
C000015946
Account Value [Line Items]
Line Graph and Table Measure Name	Aggressive Strategy Fund, Class F Shares
Account Value	$ 179,764	167,505	144,954	156,360	153,003	106,675	120,049	119,542	106,866	94,782	100,000
C000093796
Account Value [Line Items]
Line Graph and Table Measure Name	Aggressive Strategy Fund, Class D Shares
Account Value	$ 250,056	234,784	204,863	222,393	219,436	154,128	174,734	175,369	157,912	141,105	150,000
C000015947
Account Value [Line Items]
Line Graph and Table Measure Name	Aggressive Strategy Fund, Class I Shares
Account Value	$ 175,235	163,678	142,052	153,522	150,669	105,265	118,804	118,595	106,269	94,561	100,000
C000015958
Account Value [Line Items]
Line Graph and Table Measure Name	Tax-Managed Aggressive Strategy Fund, Class F Shares
Account Value	$ 210,750	202,228	169,183	178,143	168,055	108,526	125,856	123,779	108,579	94,818	100,000
C000015966
Account Value [Line Items]
Line Graph and Table Measure Name	Core Market Strategy Fund, Class F Shares
Account Value	$ 151,300	142,357	129,882	139,517	137,030	108,135	114,502	112,168	104,667	96,332	100,000
C000015967
Account Value [Line Items]
Line Graph and Table Measure Name	Core Market Strategy Fund, Class I Shares
Account Value	$ 157,673	148,131	134,476	143,537	140,707	110,407	116,264	113,649	106,211	98,004	100,000
C000015960
Account Value [Line Items]
Line Graph and Table Measure Name	Core Market Strategy Allocation Fund, Class F Shares
Account Value	$ 210,488	201,938	168,997	177,973	167,932	108,491	125,864	123,837	108,646	94,845	100,000
C000015954
Account Value [Line Items]
Line Graph and Table Measure Name	Market Growth Strategy Fund, Class F Shares
Account Value	$ 162,831	152,636	136,365	146,287	142,422	107,046	116,356	114,722	105,326	95,620	100,000
C000093797
Account Value [Line Items]
Line Graph and Table Measure Name	Market Growth Strategy Fund, Class D Shares
Account Value	$ 226,529	213,923	192,640	208,240	204,179	154,676	169,331	168,219	155,564	142,234	150,000
C000015955
Account Value [Line Items]
Line Graph and Table Measure Name	Market Growth Strategy Fund, Class I Shares
Account Value	$ 158,763	149,103	133,599	143,660	140,271	105,698	115,155	113,807	104,783	95,312	100,000
C000015962
Account Value [Line Items]
Line Graph and Table Measure Name	Market Growth Strategy Allocation Fund, Class F Shares
Account Value	$ 210,676	202,143	169,158	178,169	167,992	108,473	125,889	123,830	108,636	94,839	100,000
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value	$ 115,639	110,259	108,418	113,865	118,797	117,959	108,285	103,641	102,410	101,961	100,000
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value	$ 115,639	110,259	108,418	113,865	118,797	117,959	108,285	103,641	102,410	101,961	100,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 324,818	300,058	231,025	250,375	216,502	138,471	148,858	135,948	119,261	101,783	100,000
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value	$ 115,639	110,259	108,418	113,865	118,797	117,959	108,285	103,641	102,410	101,961	100,000
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value	$ 173,459	165,388	162,627	170,797	178,196	176,939	162,428	155,462	153,614	152,941	150,000
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value	$ 115,639	110,259	108,418	113,865	118,797	117,959	108,285	103,641	102,410	101,961	100,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 324,818	300,058	231,025	250,375	216,502	138,471	148,858	135,948	119,261	101,783	100,000
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value	$ 115,639	110,259	108,418	113,865	118,797	117,959	108,285	103,641	102,410	101,961	100,000
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value	$ 173,459	165,388	162,627	170,797	178,196	176,939	162,428	155,462	153,614	152,941	150,000
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value	$ 115,639	110,259	108,418	113,865	118,797	117,959	108,285	103,641	102,410	101,961	100,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 324,818	300,058	231,025	250,375	216,502	138,471	148,858	135,948	119,261	101,783	100,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 324,818	300,058	231,025	250,375	216,502	138,471	148,858	135,948	119,261	101,783	100,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 487,227	450,087	346,538	375,563	324,753	207,707	223,287	203,922	178,892	152,674	150,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 324,818	300,058	231,025	250,375	216,502	138,471	148,858	135,948	119,261	101,783	100,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 324,818	300,058	231,025	250,375	216,502	138,471	148,858	135,948	119,261	101,783	100,000
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value	$ 115,639	110,259	108,418	113,865	118,797	117,959	108,285	103,641	102,410	101,961	100,000
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value	$ 115,639	110,259	108,418	113,865	118,797	117,959	108,285	103,641	102,410	101,961	100,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 324,818	300,058	231,025	250,375	216,502	138,471	148,858	135,948	119,261	101,783	100,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 324,818	300,058	231,025	250,375	216,502	138,471	148,858	135,948	119,261	101,783	100,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 487,227	450,087	346,538	375,563	324,753	207,707	223,287	203,922	178,892	152,674	150,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 324,818	300,058	231,025	250,375	216,502	138,471	148,858	135,948	119,261	101,783	100,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 324,818	300,058	231,025	250,375	216,502	138,471	148,858	135,948	119,261	101,783	100,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 324,818	300,058	231,025	250,375	216,502	138,471	148,858	135,948	119,261	101,783	100,000
70/20/5/5 BBG 1-3 Yr GovCred, BBG 1-3 Mon T-Bill, R3000, MSCI ACWI ex US
Account Value [Line Items]
Line Graph and Table Measure Name	70/20/5/5 BBG 1-3 Yr GovCred, BBG 1-3 Mon T-Bill, R3000, MSCI ACWI ex US
Account Value	$ 128,109	121,260	114,826	114,608	116,342	109,872	107,279	104,306	102,421	100,358	100,000
ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Account Value	$ 120,357	114,655	108,945	106,283	106,216	106,092	103,752	101,595	100,480	100,123	100,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 324,818	300,058	231,025	250,375	216,502	138,471	148,858	135,948	119,261	101,783	100,000
70/20/5/5 BBG 1-3 Yr GovCred, BBG 1-3 Mon T-Bill, R3000, MSCI ACWI ex US
Account Value [Line Items]
Line Graph and Table Measure Name	70/20/5/5 BBG 1-3 Yr GovCred, BBG 1-3 Mon T-Bill, R3000, MSCI ACWI ex US
Account Value	$ 128,109	121,260	114,826	114,608	116,342	109,872	107,279	104,306	102,421	100,358	100,000
ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Account Value	$ 120,357	114,655	108,945	106,283	106,216	106,092	103,752	101,595	100,480	100,123	100,000
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value	$ 115,639	110,259	108,418	113,865	118,797	117,959	108,285	103,641	102,410	101,961	100,000
80/20 ICE US 3 Mon T-Bill, ICE USHYC
Account Value [Line Items]
Line Graph and Table Measure Name	80/20 ICE US 3 Mon T-Bill, ICE USHYC
Account Value	$ 128,264	121,574	114,248	112,695	112,689	107,911	107,509	104,478	102,806	99,337	100,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 324,818	300,058	231,025	250,375	216,502	138,471	148,858	135,948	119,261	101,783	100,000
70/10/10/10 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US
Account Value [Line Items]
Line Graph and Table Measure Name	70/10/10/10 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US
Account Value	$ 136,869	129,320	121,117	122,804	124,533	112,299	110,432	107,036	103,686	100,125	100,000
ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Account Value	$ 120,357	114,655	108,945	106,283	106,216	106,092	103,752	101,595	100,480	100,123	100,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 487,227	450,087	346,538	375,563	324,753	207,707	223,287	203,922	178,892	152,674	150,000
70/10/10/10 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US
Account Value [Line Items]
Line Graph and Table Measure Name	70/10/10/10 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US
Account Value	$ 205,303	193,980	181,675	184,207	186,800	168,449	165,648	160,554	155,530	150,187	150,000
ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Account Value	$ 180,535	171,983	163,418	159,425	159,324	159,138	155,628	152,393	150,721	150,184	150,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 324,818	300,058	231,025	250,375	216,502	138,471	148,858	135,948	119,261	101,783	100,000
70/10/10/10 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US
Account Value [Line Items]
Line Graph and Table Measure Name	70/10/10/10 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US
Account Value	$ 136,869	129,320	121,117	122,804	124,533	112,299	110,432	107,036	103,686	100,125	100,000
ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Account Value	$ 120,357	114,655	108,945	106,283	106,216	106,092	103,752	101,595	100,480	100,123	100,000
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value	$ 115,639	110,259	108,418	113,865	118,797	117,959	108,285	103,641	102,410	101,961	100,000
50/30/20 S&P 500, ICE USHYC, ICE 3 US Mon T-Bill
Account Value [Line Items]
Line Graph and Table Measure Name	50/30/20 S&P 500, ICE USHYC, ICE 3 US Mon T-Bill
Account Value	$ 220,823	205,338	172,503	179,897	167,076	125,002	131,607	122,821	113,448	99,872	100,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 324,818	300,058	231,025	250,375	216,502	138,471	148,858	135,948	119,261	101,783	100,000
35/30/20/15 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US
Account Value [Line Items]
Line Graph and Table Measure Name	35/30/20/15 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US
Account Value	$ 153,213	144,645	132,289	137,025	137,167	115,806	115,563	111,393	105,511	99,718	100,000
MSCI EAFE Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) (USD)
Account Value	$ 169,126	161,254	139,836	141,789	140,159	96,951	113,234	117,602	102,439	91,730	100,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 487,227	450,087	346,538	375,563	324,753	207,707	223,287	203,922	178,892	152,674	150,000
35/30/20/15 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US
Account Value [Line Items]
Line Graph and Table Measure Name	35/30/20/15 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US
Account Value	$ 229,820	216,967	198,433	205,537	205,750	173,709	173,345	167,090	158,267	149,577	150,000
MSCI EAFE Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) (USD)
Account Value	$ 253,689	241,880	209,754	212,683	210,238	145,426	169,851	176,402	153,658	137,595	150,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 324,818	300,058	231,025	250,375	216,502	138,471	148,858	135,948	119,261	101,783	100,000
35/30/20/15 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US
Account Value [Line Items]
Line Graph and Table Measure Name	35/30/20/15 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US
Account Value	$ 153,213	144,645	132,289	137,025	137,167	115,806	115,563	111,393	105,511	99,718	100,000
MSCI EAFE Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) (USD)
Account Value	$ 169,126	161,254	139,836	141,789	140,159	96,951	113,234	117,602	102,439	91,730	100,000
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value	$ 115,639	110,259	108,418	113,865	118,797	117,959	108,285	103,641	102,410	101,961	100,000
60/20/15/5 S&P 500, ICE USHYC, ICE US 3 Mon T-Bill, MSCI EAFE
Account Value [Line Items]
Line Graph and Table Measure Name	60/20/15/5 S&P 500, ICE USHYC, ICE US 3 Mon T-Bill, MSCI EAFE
Account Value	$ 240,531	223,524	184,040	193,205	176,721	126,794	134,666	125,645	114,241	100,006	100,000
MSCI EAFE Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) (USD)
Account Value	$ 169,126	161,254	139,836	141,789	140,159	96,951	113,234	117,602	102,439	91,730	100,000
MSCI EAFE Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) (USD)
Account Value	$ 169,126	161,254	139,836	141,789	140,159	96,951	113,234	117,602	102,439	91,730	100,000
50/30/20 R3000, MSCI ACWI ex US, BBG US Agg
Account Value [Line Items]
Line Graph and Table Measure Name	50/30/20 R3000, MSCI ACWI ex US, BBG US Agg
Account Value	$ 212,720	199,572	168,275	179,978	172,057	119,090	128,658	123,551	110,262	97,586	100,000
MSCI EAFE Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) (USD)
Account Value	$ 253,689	241,880	209,754	212,683	210,238	145,426	169,851	176,402	153,658	137,595	150,000
50/30/20 R3000, MSCI ACWI ex US, BBG US Agg
Account Value [Line Items]
Line Graph and Table Measure Name	50/30/20 R3000, MSCI ACWI ex US, BBG US Agg
Account Value	$ 319,080	299,358	252,413	269,967	258,086	178,636	192,987	185,327	165,394	146,380	150,000
MSCI EAFE Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) (USD)
Account Value	$ 169,126	161,254	139,836	141,789	140,159	96,951	113,234	117,602	102,439	91,730	100,000
50/30/20 R3000, MSCI ACWI ex US, BBG US Agg
Account Value [Line Items]
Line Graph and Table Measure Name	50/30/20 R3000, MSCI ACWI ex US, BBG US Agg
Account Value	$ 212,720	199,572	168,275	179,978	172,057	119,090	128,658	123,551	110,262	97,586	100,000
MSCI EAFE Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) (USD)
Account Value	$ 169,126	161,254	139,836	141,789	140,159	96,951	113,234	117,602	102,439	91,730	100,000
80/15/5 S&P 500, MSCI EAFE, ICE USHYC
Account Value [Line Items]
Line Graph and Table Measure Name	80/15/5 S&P 500, MSCI EAFE, ICE USHYC
Account Value	$ 286,323	265,559	209,667	224,261	199,174	130,322	141,821	132,156	116,336	99,960	100,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 324,818	300,058	231,025	250,375	216,502	138,471	148,858	135,948	119,261	101,783	100,000
50/30/20 BBG US Agg, R3000, MSCI ACWI ex US
Account Value [Line Items]
Line Graph and Table Measure Name	50/30/20 BBG US Agg, R3000, MSCI ACWI ex US
Account Value	$ 170,344	160,752	143,694	152,318	150,576	119,144	120,768	115,832	107,299	99,262	100,000
MSCI EAFE Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) (USD)
Account Value	$ 169,126	161,254	139,836	141,789	140,159	96,951	113,234	117,602	102,439	91,730	100,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 324,818	300,058	231,025	250,375	216,502	138,471	148,858	135,948	119,261	101,783	100,000
50/30/20 BBG US Agg, R3000, MSCI ACWI ex US
Account Value [Line Items]
Line Graph and Table Measure Name	50/30/20 BBG US Agg, R3000, MSCI ACWI ex US
Account Value	$ 170,344	160,752	143,694	152,318	150,576	119,144	120,768	115,832	107,299	99,262	100,000
MSCI EAFE Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) (USD)
Account Value	$ 169,126	161,254	139,836	141,789	140,159	96,951	113,234	117,602	102,439	91,730	100,000
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value	$ 115,639	110,259	108,418	113,865	118,797	117,959	108,285	103,641	102,410	101,961	100,000
75/15/10 S&P 500, MSCI EAFE, ICE USHYC
Account Value [Line Items]
Line Graph and Table Measure Name	75/15/10 S&P 500, MSCI EAFE, ICE USHYC
Account Value	$ 277,058	257,013	204,477	218,167	195,157	129,174	140,572	131,182	116,014	99,688	100,000
MSCI EAFE Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) (USD)
Account Value	$ 169,126	161,254	139,836	141,789	140,159	96,951	113,234	117,602	102,439	91,730	100,000
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value	$ 115,639	110,259	108,418	113,865	118,797	117,959	108,285	103,641	102,410	101,961	100,000
40/35/25 BBG US Agg, R3000, MSCI ACWI ex US
Account Value [Line Items]
Line Graph and Table Measure Name	40/35/25 BBG US Agg, R3000, MSCI ACWI ex US
Account Value	$ 181,865	171,314	150,498	159,872	156,605	118,639	122,927	118,178	108,069	98,574	100,000
MSCI EAFE Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) (USD)
Account Value	$ 169,126	161,254	139,836	141,789	140,159	96,951	113,234	117,602	102,439	91,730	100,000
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value	$ 173,459	165,388	162,627	170,797	178,196	176,939	162,428	155,462	153,614	152,941	150,000
40/35/25 BBG US Agg, R3000, MSCI ACWI ex US
Account Value [Line Items]
Line Graph and Table Measure Name	40/35/25 BBG US Agg, R3000, MSCI ACWI ex US
Account Value	$ 272,798	256,971	225,747	239,808	234,907	177,958	184,391	177,267	162,103	147,861	150,000
MSCI EAFE Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) (USD)
Account Value	$ 253,689	241,880	209,754	212,683	210,238	145,426	169,851	176,402	153,658	137,595	150,000
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value	$ 115,639	110,259	108,418	113,865	118,797	117,959	108,285	103,641	102,410	101,961	100,000
40/35/25 BBG US Agg, R3000, MSCI ACWI ex US
Account Value [Line Items]
Line Graph and Table Measure Name	40/35/25 BBG US Agg, R3000, MSCI ACWI ex US
Account Value	$ 181,865	171,314	150,498	159,872	156,605	118,639	122,927	118,178	108,069	98,574	100,000
MSCI EAFE Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) (USD)
Account Value	$ 169,126	161,254	139,836	141,789	140,159	96,951	113,234	117,602	102,439	91,730	100,000
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value	$ 115,639	110,259	108,418	113,865	118,797	117,959	108,285	103,641	102,410	101,961	100,000
75/15/10 S&P 500, MSCI EAFE, ICE USHYC
Account Value [Line Items]
Line Graph and Table Measure Name	75/15/10 S&P 500, MSCI EAFE, ICE USHYC
Account Value	$ 277,058	257,013	204,477	218,167	195,157	129,174	140,572	131,182	116,014	99,688	100,000
MSCI EAFE Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) (USD)
Account Value	$ 169,126	$ 161,254	$ 139,836	$ 141,789	$ 140,159	$ 96,951	$ 113,234	$ 117,602	$ 102,439	$ 91,730	$ 100,000